Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000252104 | Neuberger Berman Loan Advisers CLO Ltd.
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000252104 | Bain Capital Credit CLO Ltd.
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000252104 | Apidos CLO Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000252104 | Benefit Street Partners CLO Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000252104 | Dryden CLO Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000252104 | CIFC Funding Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000252104 | Magnetite Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000252104 | Trinitas CLO Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000252104 | Whitebox CLO Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000252104 | AGL Core CLO Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000252104 | AAA
Holdings [Line Items]
Percent of Total Investments	81.80%
C000252104 | AA
Holdings [Line Items]
Percent of Total Investments	14.70%
C000252104 | AA+
Holdings [Line Items]
Percent of Total Investments	2.80%
C000249932 | Neuberger Berman Loan Advisers CLO Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000249932 | Benefit Street Partners CLO Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000249932 | Dryden CLO Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000249932 | Elmwood CLO Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000249932 | Barings CLO Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000249932 | Post CLO Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000249932 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000249932 | Oaktree CLO Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000249932 | Ares CLO Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000249932 | Eaton Vance CLO Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000249932 | Collateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	51.20%
C000249932 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000249932 | U.S. Government and Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000249932 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000249932 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000249932 | Residential Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000249932 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000249932 | Assets Others
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000264228 | Trinitas CLO Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000264228 | Elmwood CLO Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000264228 | Post CLO Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000264228 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000264228 | OCP CLO Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000264228 | Voya CLO Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000264228 | Trestles CLO Ltd.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000264228 | Empower CLO Ltd.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000264228 | John Deere Owner Trust
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000264228 | Chase Issuance Trust
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000264228 | Collateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000264228 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000264228 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000264228 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000264228 | Residential Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000264228 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000264228 | Assets Others
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000264228 | Bonds
Holdings [Line Items]
Percent of Net Asset Value	49.00%
C000264228 | Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000264228 | Exchange Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000264228 | U.S. Government
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000264228 | Convertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000264228 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000264227 | Trinitas CLO Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000264227 | Elmwood CLO Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000264227 | Post CLO Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000264227 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000264227 | OCP CLO Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000264227 | Voya CLO Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000264227 | Trestles CLO Ltd.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000264227 | Empower CLO Ltd.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000264227 | John Deere Owner Trust
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000264227 | Chase Issuance Trust
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000264227 | Collateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000264227 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000264227 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000264227 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000264227 | Residential Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000264227 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000264227 | Assets Others
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000264227 | Bonds
Holdings [Line Items]
Percent of Net Asset Value	49.00%
C000264227 | Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000264227 | Exchange Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000264227 | U.S. Government
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000264227 | Convertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000264227 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000264229 | Dryden CLO Ltd.
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000264229 | CIFC Funding Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000264229 | Voya CLO Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000264229 | Empower CLO Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000264229 | Dryden Senior Loan Fund
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000264229 | OZLM Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000264229 | Octagon Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000264229 | CarVal CLO Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000264229 | Symphony CLO Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000264229 | Madison Park Funding Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000264229 | Collateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	47.30%
C000264229 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000264229 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000264229 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000264229 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000264229 | Assets Others
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000264229 | Bonds
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000264229 | Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000264229 | Exchange Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.80%